Shareholder Report, Holdings (Details) - C000254758	Jun. 30, 2026
FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_20775DXK3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_09025PFN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_960225AA8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_7436006C7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_158862CD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_167562SY4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_67756CGH5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_01179R6Z1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AAA
Holdings [Line Items]
Percent of Total Investments	10.30%
AA
Holdings [Line Items]
Percent of Total Investments	29.90%
A
Holdings [Line Items]
Percent of Total Investments	37.90%
BBB
Holdings [Line Items]
Percent of Total Investments	9.70%
BB
Holdings [Line Items]
Percent of Total Investments	1.90%
Not rated
Holdings [Line Items]
Percent of Total Investments	10.30%
0-1 year
Holdings [Line Items]
Percent of Total Investments	64.40%
1-3 years
Holdings [Line Items]
Percent of Total Investments	28.10%
3-5 years
Holdings [Line Items]
Percent of Total Investments	6.70%
10-20 years
Holdings [Line Items]
Percent of Total Investments	0.80%